PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

As of:	March 31, 2023	December 31, 2022
Prepaid expenses and deposits	$179,930	$238,467

Prepaid expenses and other current assets primarily consist of prepayments related to insurance premiums, product development, office space rent, security deposit for office space, deposit for acquisition and other miscellaneous items.

5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Prepaid expenses and deposits	$238,467	$304,127
Prepaid expenses, other	-	2,569
Prepaid expenses, production deposit	-	188,385
Prepaid expenses, rent deposit	-	15,125
Other current assets	-	29,386
Prepaid expenses and other current assets	$238,467	$539,592

As of December 31, 2022 and 2021, prepaid expenses and other current assets primarily consist of prepayments related to insurance premiums, office space rent, and other miscellaneous items.